Revenues and Other Income (Details) - Schedule of Invoiced Spirits Products Sold to the External Customers Less Discounts, Returns, and Surcharges - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Invoiced Spirits Products Sold to the External Customers Less Discounts, Returns, and Surcharges [Abstract]
Revenues	$ 5,101,442	$ 4,506,817	$ 21,124,455	$ 18,092,018	$ 17,204,693
Sales rebates	(624,380)	(675,969)	(2,953,959)	(2,146,600)	(2,012,827)
Revenue gross	4,477,062	3,830,848	18,170,496	15,945,418	15,191,866
Other income	6,802	7,131	30,698	40,775	44,763
Total	$ 4,483,864	$ 3,837,979	$ 18,201,194	$ 15,986,193	$ 15,236,629